Accounting Policies, by Policy (Policies)		9 Months Ended	12 Months Ended
	Jan. 18, 2021	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies, by Policy (Policies) [Line Items]
Basis of Presentation

Basis of presentation

The accompanying financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

Basis of presentation

The accompanying unaudited condensed consolidated financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 8 of Regulation S-X and pursuant to the rules and regulations of the SEC. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP. In the opinion of management, the unaudited condensed consolidated financial statements reflect all adjustments, which include only normal recurring adjustments necessary for the fair statement of the balances and results for the periods presented. Operating results for the three months ended September 30, 2021 and for the period from January 11, 2021 (inception) through September 30, 2021 are not necessarily indicative of the results that may be expected through December 31, 2021.

The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements and notes thereto included in the prospectus filed by the Company with the SEC on March 25, 2021.

Restatement of Previously Issued Financial Statements

Restatement of Previously Issued Financial Statements

In preparation of the Company’s unaudited condensed consolidated financial statements as of and for quarterly period ended September 30, 2021, the Company concluded it should restate its previously issued financial statements to classify all Class A ordinary shares subject to possible redemption in temporary equity. In accordance with the SEC and its staff’s guidance on redeemable equity instruments, ASC 480-10-S99, redemption provisions not solely within the control of the Company require ordinary shares subject to redemption to be classified outside of permanent equity. The Company had previously classified a portion of its Class A ordinary shares in permanent equity. Although the Company did not specify a maximum redemption threshold, its amended and stated memorandum and articles of association currently provides that, the Company will not redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001. As a result, the Company restated its previously filed financial statements to present all redeemable Class A ordinary shares as temporary equity and to recognize accretion from the initial book value to redemption value at the time of its Initial Public Offering (including exercise of the over-allotment option). The Company’s previously filed financial statements that contained the error were reported in the Company’s Form 8-K filed with the SEC on March 31, 2021 (the “Post-IPO Balance Sheet”) and the Company’s Form 10-Qs for the quarterly periods ended March 31, 2021 and June 30, 2021 (the “Affected Quarterly Periods”).

The impact of the restatement to the Post-IPO Balance Sheet is an increase to Class A ordinary shares subject to possible redemption of approximately $34.3 million, a decrease to additional paid-in capital of $5.6 million, an increase to the accumulated deficit of $28.7 million, and the reclassification of par value of 3,433,013 Class A ordinary shares from permanent equity to Class A ordinary shares subject to possible redemption.

As of March 25, 2021	As Restated	Adjustment	As Restated
Total assets	$353,411,664	—	$353,411,664
Total liabilities	$32,741,792	—	$32,741,792
Class A ordinary shares subject to possible redemption	315,669,870	34,330,130	350,000,000
Preferred shares	—	—	—
Class A ordinary shares	343	(343)	—
Class B ordinary shares	1,006	—	1,006
Additional paid-in capital	5,632,580	(5,632,580)	—
Accumulated deficit	(633,927)	(28,697,207)	(29,331,134)
Total shareholders’ equity (deficit)	$5,000,002	$(34,330,130)	$(29,330,128)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$353,411,664	$—	$353,411,664

The impact of the restatement on the financial statements for the Affected Quarterly Periods is presented below.

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported balance sheet as of March 31, 2021:

Form 10-Q (March 31, 2021) — for the period from January 11, 2021 (inception) through March 31, 2021

As of March 31, 2021	As Reported	Adjustment	As Restated
Total assets	$352,238,041	—	$352,238,041
Total liabilities	$31,383,762	—	$31,383,762
Class A ordinary shares subject to possible redemption	315,854,270	34,145,730	350,000,000
Preferred shares	—	—	—
Class A ordinary shares	341	(341)	—
Class B ordinary shares	1,006	—	1,006
Additional paid-in capital	5,663,632	(5,663,632)	—
Accumulated deficit	(664,970)	(28,481,757)	(29,146,727)
Total shareholders’ equity (deficit)	$5,000,009	$(34,145,730)	$(29,145,721)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$352,238,041	$—	$352,238,041

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported statement of cash flows for the period from January 11, 2021 (inception) through March 31, 2021:

Form 10-Q (March 31, 2021) — for the period from January 11, 2021 (inception) through March 31, 2021

	As Reported	Adjustment	As Restated
Cash Flow from Operating Activities	$(1,148,996)	$—	$(1,148,996)
Cash Flows from Investing Activities	$(350,000,000)	$—	$(350,000,000)
Cash Flows from Financing Activities	$352,305,454	$—	$352,305,454
Supplemental Disclosure of Noncash Financing Activities:
Offering costs included in accrued expenses	$70,000	$—	$70,000
Offering costs paid by related party under promissory note	$74,500	$—	$74,500
Deferred underwriting commissions	$12,250,000	$—	$12,250,000
Initial value of Class A ordinary shares subject to possible redemption	$315,854,270	$(315,854,270)	$—

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported balance sheet as of June 30, 2021:

Form 10-Q (June 30, 2021) — for the period from January 11, 2021 (inception) through June 30, 2021

As of June 30, 2021	As Reported	Adjustment	As Restated
Total assets	$383,961,447	—	$383,961,447
Total liabilities	$50,589,661	—	$50,589,661
Class A ordinary shares subject to possible redemption	328,371,780	54,222,790	382,594,570
Preferred shares	—	—	—
Class A ordinary shares	543	(543)	—
Class B ordinary shares	956	—	956
Additional paid-in capital	23,011,468	(23,011,468)	—
Accumulated deficit	(18,012,961)	(31,210,779)	(49,223,740)
Total shareholders’ equity (deficit)	$5,000,006	$(54,222,790)	$(49,222,784)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$383,961,447	$—	$383,961,447

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported statement of cash flows for the period from January 11, 2021 (inception) through June 30, 2021:

Form 10-Q (June 30, 2021) — for the period from January 11, 2021 (inception) through June 30, 2021

	As Reported	Adjustment	As Restated
Cash Flow from Operating Activities	$(1,879,536)	$—	$(1,879,536)
Cash Flows from Investing Activities	$(382,594,570)	$—	$(382,594,570)
Cash Flows from Financing Activities	$384,908,713	$—	$384,908,713
Supplemental Disclosure of Noncash Financing Activities:
Offering costs included in accrued expenses	$70,000	$—	$70,000
Offering costs paid by related party under promissory note	$74,500	$—	$74,500
Deferred underwriting commissions	$13,390,810	$—	$13,390,810
Initial value of Class A ordinary shares subject to possible redemption	$334,712,170	$(334,712,170)	$—
Change in value of Class A ordinary shares subject to possible redemption	$(6,340,391)	$6,340,391	$—

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported statement of shareholders’ equity for the period from January 11, 2021 (inception) through June 30, 2021

For the Three Months Ended June 30, 2021 and for the Period From January 11, 2021
(Inception) through June 30, 2021

	Total Shareholders’ Equity (Deficit), As Reported	Adjustment	Total Shareholders’ Equity (Deficit), As Restated
Balance – January 11, 2021 (inception)	$—	$—	$—
Issuance of Class B ordinary shares to Sponsor	25,000	—	25,000
Sale of units in initial public offering, less fair value of derivative liabilities for public warrants	340,235,810	(340,235,810)	—
Excess cash received over the fair value of the private warrants	221,890	—	221,890
Offering costs	(18,963,451)	18,963,451	—
Shares subject to possible redemption	(315,854,270)	315,854,270	—
Accretion of Class A ordinary shares subject to possible redemption amount	—	(28,727,640)	(28,727,640)
Net loss	(664,970)	—	(664,970)
Balance – March 31, 2021 (Unaudited)	$5,000,009	$(34,145,729)	$(29,145,720)
Sale of units in initial public offering, less fair value of derivative liabilities for public warrants	31,603,700	$(31,603,700)	—
Offering costs	(1,738,203)	1,738,203	—
Forfeiture of Class B ordinary shares	—	—	—
Shares subject to possible redemption	(12,517,509)	12,517,509	—
Accretion of Class A ordinary shares subject to possible redemption amount	—	(2,729,073)	(2,729,073)
Net loss	(17,347,991)	—	(17,347,991)
Balance – June 30, 2021 (Unaudited)	$5,000,006	$(54,222,790)	$(49,222,784)

In connection with the change in presentation for the Class A ordinary shares subject to possible redemption, the Company has restated its earnings per share calculation to allocate income and losses shared pro rata between the two classes of shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of shares participate pro rata in the income and losses of the Company. The impact to the reported amounts of weighted average shares outstanding and basic and diluted earnings per ordinary share is presented below for the Affected Quarterly Periods:

	EPS for Class A ordinary shares
	As Reported	Adjustment	As Adjusted
Form 10-Q (March 31, 2021) – for the period from January 11, 2021 (inception) through March 31, 2021
Net loss	$(664,970)	$—	$(664,970)
Weighted average shares outstanding	33,156,919	(29,800,755)	3,356,164
Basic and diluted earnings per share	$—	$(0.05)	$(0.05)
Form 10-Q (June 30, 2021) – three months ended June 30, 2021
Net loss	$(17,347,991)	$—	$(17,347,991)
Weighted average shares outstanding	31,599,183	6,230,455	37,829,638
Basic and diluted earnings per share	$—	$(0.37)	$(0.37)
Form 10-Q (June 30, 2021) – for the period from January 11, 2021 (inception) through June 30, 2021
Net loss	$(18,012,961)	$—	$(18,012,961)
Weighted average shares outstanding	31,713,657	(9,228,919)	22,484,738
Basic and diluted earnings per share	$—	$(0.57)	$(0.57)
	EPS for Class B ordinary shares
	As Reported	Adjustment	As Adjusted
Form 10-Q (March 31, 2021) – for the period from January 11, 2021 (inception) through March 31, 2021
Net loss	$(664,970)	$—	$(664,970)
Weighted average shares outstanding	8,922,428	(172,428)	8,750,000
Basic and diluted earnings per share	$0.07	$(0.12)	$(0.05)
Form 10-Q (June 30, 2021) – three months ended June 30, 2021
Net loss	$(17,347,991)	$—	$(17,347,991)
Weighted average shares outstanding	15,687,865	(6,230,456)	9,457,409
Basic and diluted earnings per share	$(1.11)	$0.74	$(0.37)
Form 10-Q (June 30, 2021) – for the period from January 11, 2021 (inception) through June 30, 2021
Net loss	$(18,012,961)	$—	$(18,012,961)
Weighted average shares outstanding	12,676,421	(3,533,895)	9,142,526
Basic and diluted earnings per share	$(1.42)	$0.85	$(0.57)

Emerging growth company

Emerging growth company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging growth company

As an emerging growth company, the Company may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used. This may make comparison of the Company’s financial statement with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

Use of estimates

The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

Cash and cash equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had no cash equivalents as of September 30, 2021.

Concentration of credit risk

Concentration of credit risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of a cash account in a financial institution which, at times may exceed the Federal Deposit Insurance Corporation coverage limit of $250,000, and investments held in Trust Account. At September 30, 2021, the Company had not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Investments held in trust account

Investments held in trust account

The Company’s portfolio of investments is comprised of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or investments in money market funds that invest in U.S. government securities and generally have a readily determinable fair value, or a combination thereof. When the Company’s investments held in the Trust Account are comprised of U.S. government securities, the investments are classified as trading securities. When the Company’s investments held in the Trust Account are comprised of money market funds, the investments are recognized at fair value. Trading securities and investments in money market funds are presented on the balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities is included in net gain from cash equivalents held in Trust Account in the accompanying unaudited condensed consolidated statement of operations. The estimated fair values of investments held in the Trust Account are determined using available market information.

Fair value of financial instruments

Fair value of financial instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under the FASB ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the balance sheet, primarily due to their short-term nature.

Fair value of financial instruments

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers consist of:

•        Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•        Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•        Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

Derivative warrant liabilities

Derivative warrant liabilities

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued share purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and ASC 815-15. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period.

The Company accounts for 7,651,891 warrants issued in connection with its Initial Public Offering including over-allotment (“Public Warrants”) and 6,767,927 Private Placement Warrants as derivative warrant liabilities in accordance with ASC 815-40. Accordingly, the Company recognizes the warrant instruments as liabilities at fair value and adjusts the instruments to fair value at each reporting period. The liabilities are subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s statements of operations. The fair value of warrants issued by the Company in connection with the Initial Public Offering and Private Placement has been estimated using Monte-Carlo simulations at each measurement date.

Offering costs associated with the Initial Public Offering

Offering costs associated with the Initial Public Offering

Offering costs consisted of legal, accounting, underwriting fees and other costs incurred through the Initial Public Offering that were directly related to the Initial Public Offering. Offering costs are allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs associated with warrant liabilities are expensed as incurred, presented as non-operating expenses in the statements of operations. Offering costs associated with the Class A ordinary shares were charged against the carrying value of the Class A ordinary shares subject to possible redemption upon the completion of the Initial Public Offering. The Company classifies deferred underwriting commissions as non-current liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities.

Class A ordinary shares subject to possible redemption

Class A ordinary shares subject to possible redemption

The Company accounts for its Class A ordinary shares subject to possible redemption in accordance with the guidance in ASC Topic 480 “Distinguishing Liabilities from Equity.” Class A ordinary shares subject to mandatory redemption (if any) are classified as liability instruments and are measured at fair value. Conditionally redeemable Class A ordinary shares (including Class A ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, Class A ordinary shares are classified as shareholders’ equity. The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, as of the Initial Public Offering (including exercise of the over-allotment option), 38,259,457 Class A ordinary shares subject to possible redemption are presented as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheet.

Effective with the closing of the Initial Public Offering (including exercise of the over-allotment option), the Company recognized the accretion from initial book value to redemption amount, which resulted in charges against additional paid-in capital (to the extent available) and accumulated deficit.

Net loss per ordinary share

Net loss per ordinary share

The Company complies with accounting and disclosure requirements of ASC Topic 260, “Earnings Per Share.” Net loss per share is computed by dividing net loss by the weighted average number of ordinary shares outstanding during the period, excluding ordinary shares subject to forfeiture. Weighted average shares at January 18, 2021 were reduced for the effect of an aggregate of 1,312,500 Class B ordinary shares that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 6). At January 18, 2021, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into ordinary shares and then share in the earnings of the Company. As a result, diluted loss per share is the same as basic loss per share for the periods presented.

Net loss per ordinary share

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” The Company has two classes of shares, which are referred to as Class A ordinary shares and Class B ordinary shares. Income and losses are shared pro rata between the two classes of shares. Net income (loss) per ordinary share is calculated by dividing the net income (loss) by the weighted average number of ordinary shares outstanding for the respective period.

The calculation of diluted net income (loss) per ordinary share does not consider the effect of the warrants underlying the Units sold in the Initial Public Offering and the Private Placement Warrants to purchase 14,419,818 Class A ordinary shares because their exercise is contingent upon future events and their inclusion would be anti-dilutive under the treasury stock method. As a result, diluted net income (loss) per share is the same as basic net income (loss) per share for the three months ended September 30, 2021 and for the period from January 11, 2021 (inception) through September 30, 2021. Accretion associated with the redeemable Class A ordinary shares is excluded from earnings per share as the redemption value approximates fair value.

The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each class of ordinary shares:

	For the Three Months Ended September 30, 2021		For the Period From January 11, 2021 (Inception) Through September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary shares:
Numerator:
Allocation of net income (loss)	$9,003,541	$2,250,885	$(5,081,123)	$(1,677,412)

Denominator:
Basic and diluted weighted average ordinary shares outstanding	38,259,457	9,564,864	28,153,778	9,294,304

Basic and diluted net income (loss) per ordinary share	$0.24	$0.24	$(0.18)	$(0.18)

Income Taxes

Income taxes

The Company complies with the accounting and reporting requirements of ASC Topic 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company’s management determined that the Cayman Islands is the Company’s only major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of January 18, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

There is currently no taxation imposed on income by the Government of the Cayman Islands. In accordance with Cayman federal income tax regulations, income taxes are not levied on the Company. Consequently, income taxes are not reflected in the Company’s financial statements. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Income taxes

The Company complies with the accounting and reporting requirements of ASC Topic 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company’s management determined that the Cayman Islands is the Company’s only major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of September 30, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

There is currently no taxation imposed on income by the Government of the Cayman Islands. In accordance with Cayman federal income tax regulations, income taxes are not levied on the Company. Consequently, income taxes are not reflected in the Company’s financial statement. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Recent accounting pronouncements

Recent Accounting Standards

The Company’s management does not believe that any recently issued, but not yet effective, accounting standards updates, if currently adopted, would have a material effect on the accompanying financial statements.

Recent accounting pronouncements

In August 2020, the FASB issued ASU No. 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. The ASU also removes certain settlement conditions that are required for equity-linked contracts to qualify for the derivative scope exception and it also simplifies the diluted earnings per share calculation in certain areas. The Company early adopted the ASU on January 11, 2021 (inception). Adoption of the ASU did not impact the Company’s financial position, results of operations or cash flows.

The Company’s management does not believe that any other recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying financial statements.

Deferred offering costs

Deferred offering costs

Deferred offering costs consist of legal fees incurred through the balance sheet date that are directly related to the Proposed Public Offering and that will be charged to shareholder’s equity upon the completion of the Proposed Public Offering. Should the Proposed Public Offering prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations.

VIECO USA, Inc. [Member]
Accounting Policies, by Policy (Policies) [Line Items]
Basis of Presentation	Basis of Presentation

These condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and pursuant to the regulations of the U.S. Securities and Exchange Commission. All intercompany transactions and balances between the various legal entities comprising the Company have been eliminated in consolidation. Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a comprehensive presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

Basis of Presentation

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and pursuant to the regulations of the U.S. Securities and Exchange Commission. Based on an evaluation of the guidance under Staff Accounting Bulletin (“SAB”) Topic 5.Z.7, Accounting for the spin-off of a subsidiary, it was determined that the Restructuring should be reflected as a change in reporting entity. As such, the accompanying consolidated financial statements of the Company retroactively reflect the Restructuring, including all distributions and transactions in conjunction therewith, and exclude VGH for all periods presented. These consolidated financial statements are the consolidated financial statements of the Company and its subsidiaries, each of which is controlled, and is based on the financial position and results of operations of the Company as a standalone company. Intercompany balances and transactions between consolidated entities have been eliminated. Refer to Note 4 — Related Parties for further information regarding the Company’s related party transactions.

The Company was historically funded by the Parent Company. Cash and cash equivalents are managed through bank accounts legally owned by the Company, and cash and cash equivalents held by the Parent Company were not attributable to the Company for any of the periods presented. Only cash amounts legally owned by entities dedicated to the Company are reflected in the consolidated balance sheets. Transfers of cash, both to and from the Parent Company’s treasury program by the Company or related parties that were not historically cash settled are reflected in the consolidated balance sheets as equity and as a financing activity on the accompanying consolidated statements of cash flows.

During the periods presented in the consolidated financial statements, the operations of the Company were included in the consolidated U.S. federal, and certain state and local and foreign income tax returns filed by the Parent Company, where applicable. Income tax expense and other income tax related information contained in the consolidated financial statements are presented on a separate return basis as if the Company had filed its own tax returns. The income taxes of the Company as presented in the consolidated financial statements may not be indicative of the income taxes that the Company will generate in the future. Additionally, certain tax attributes such as net operating losses or credit carryforwards are presented on a separate return basis, and accordingly, may differ in the future. In jurisdictions where the Company has been included in the tax returns filed by the Parent Company, any income tax receivables resulting from the related income tax provisions have been reflected in the consolidated balance sheets within additional paid-in capital, a component of stockholders’ deficit.

Use of Estimates	Use of Estimates

The preparation of the condensed consolidated financial statements in conformity with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the condensed consolidated financial statements and accompanying notes. The Company bases these estimates on historical experience and on various other assumptions that it believes are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying amounts of assets and liabilities that are not readily apparent from other sources. Actual results may differ materially from these estimates. Significant estimates inherent in the preparation of the condensed consolidated financial statements include, but are not limited to, useful lives of property, plant and equipment, net, leases, income taxes including deferred tax assets and liabilities and impairment valuation, assumptions included in the valuation of the stock-based awards, assumptions included in the valuation of the Company’s common stock, and contingencies.

Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The Company bases these estimates on historical experience and on various other assumptions that it believes are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying amounts of assets and liabilities that are not readily apparent from other sources. Actual results may differ materially from these estimates. Significant estimates inherent in the preparation of the consolidated financial statements include, but are not limited to, useful lives of property, plant and equipment, net, leases, income taxes including deferred tax assets and liabilities and impairment valuation, assumptions included in the valuation of the stock-based awards, assumptions included in the valuation of the Company’s common stock, and contingencies.

Cash and Cash Equivalents			Cash and Cash Equivalents Cash and cash equivalents consist of cash on hand and all highly liquid, readily convertible investments, with a maturity of three months or less.
Income Taxes	Income Taxes

The Company adopted the separate return approach for the purpose of the consolidated financial statements, including the income tax provisions and the related deferred tax assets and liabilities. The historic operations of the Company reflect a separate return approach for each jurisdiction in which the Company had a presence and the Parent Company filed a tax return for the years ended December 31, 2020 and 2019.

The Company records income tax expense for the anticipated tax consequences of the reported results of operations using the asset and liability method. Under this method, the Company recognizes deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the financial reporting and tax basis of assets and liabilities, as well as for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using the tax rates that are expected to apply to taxable income for the years in which those tax assets and liabilities are expected to be realized or settled. The Company records valuation allowances to reduce its deferred tax assets to the net amount that it believes is more likely than not to be realized. The Company’s assessment considers the recognition of deferred tax assets on a jurisdictional basis. Accordingly, in assessing its future taxable income on a jurisdictional basis, the Company considers the effect of its transfer pricing policies on that income. The Company has placed a full valuation allowance against U.S. federal and state deferred tax assets since the recovery of the assets is uncertain.

The Company recognizes tax benefits from uncertain tax positions only if it believes that it is more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position. As the Company expands, it will face increased complexity in determining the appropriate tax jurisdictions for revenue and expense items which may differ from that of the Parent Company. The Company’s policy is to adjust these reserves when facts and circumstances change, such as the closing of a tax audit or refinement of an estimate. To the extent that the final tax outcome of these matters is different than the amounts recorded, such differences will affect the income tax expense in the period in which such determination is made and could have a material impact on the Company’s financial condition and operating results. The income tax expense includes the effects of any accruals that Company believe are appropriate, as well as the related net interest and penalties.

The Company has not yet started commercial operations and as such it is accumulating net operating losses at the federal and state levels. The Company has no material income tax expense for the years ended December 31, 2020 and 2019.

Deferred Transaction Costs	Deferred Transaction Costs

Deferred transaction costs primarily consist of legal and other costs incurred that are directly related to the Transaction which is to be accounted for as a reverse recapitalization. These costs will be charged to stockholders’ equity (deficit) upon the completion of the Transaction. During the nine months ended September 30, 2021, the Company recorded $6.3 million of deferred transaction costs in the condensed consolidated balance sheets.

Inventory	Inventory

As of December 31, 2020, inventory consisted entirely of spare parts from bridge ventilators the Company built to help in the fight against the COVID-19 pandemic (refer to Note 2 — Summary of Significant Accounting Policies of the Company’s audited consolidated financial statements as of and for the year ended December 31, 2020). Given the Company’s raw materials and work in process used for the production of the Company’s rockets did not have alternative use and technological feasibility had not yet been attained as of December 31, 2020, materials, labor and overhead costs used for the production of the Company’s rockets were recorded to research and development expenses.

On January 18, 2021, the Company determined technological feasibility was reached given this was the Company’s first successful delivery of a customer payload into orbit. The Company began capitalizing the raw materials, labor, and overhead costs for the production of the Company’s rockets during the nine months ended September 30, 2021 within inventory. Inventory is stated at the lower of cost or net realizable value.

Since technological feasibility has been achieved, the determination of net realizable of long-term contract costs is based upon quarterly contract reviews that determine an estimate of costs to be incurred to complete all contract requirements. When actual contract costs and the estimate to complete exceed total estimated contract revenues, a loss provision will be recorded.

If events or changes in circumstances indicate that the utility of inventory has diminished through damage, deterioration, obsolescence, changes in price or other causes, a loss is recognized in the period in which it occurs. The Company determines the costs of other product and supply inventory by using the first-in first-out or average cost methods.

Inventory

Inventory consists of spare parts from bridge ventilators the Company built to help in the fight against the COVID-19 pandemic (refer to Note 2 — Summary of Significant Accounting Policies — Revenue Recognition). Inventory is stated at the lower of cost or net realizable value. If events or changes in circumstances indicate that the utility of inventory has diminished through damage, deterioration, obsolescence, changes in price or other causes, a loss is recognized in the period in which it occurs. The Company determines the costs of other product and supply inventory by using the first-in first-out or average cost methods. Given the Company’s raw materials do not have alternative use and technological feasibility has not yet been attained as of December 31, 2020, materials, labor and overhead costs incurred for the production of the Company’s rockets are recorded to research and development expenses.

Revenue	Revenue

The Company recognizes revenue when control of the promised goods and services is transferred to its customers in an amount that reflects the consideration it expects to be entitled to in exchange for those services. The Company’s launch service revenue contracts have been fixed-price contracts. To the extent actual costs vary from the cost upon which the price was negotiated, the Company will generate variable levels of profit or could incur a loss.

Revenue is recognized net of any taxes collected from customers, which are subsequently remitted to governmental authorities.

Launch Services

Small satellite launch operations revenue is recognized for providing customer launch services. The Company’s launch service contracts generally consisting of multiple launches with each launch being allocated a fixed price and identified as distinct performance obligations. Revenue for each launch service is recognized at a point in time when the performance obligation is complete, which is typically at the point of launch. When the Company determines it is probable that costs to provide the services stipulated by the launch services agreement will exceed the allocated fixed price for each launch, the Company records a provision for the contract loss. Contract losses are recorded at the contract level and are recognized when known. To the extent the contract loss provision is less than the accumulated costs to fulfill the contracts, the Company records the provision net of inventory and net of contract assets in the condensed consolidated balance sheets. Launch service revenue was $6.0 million and $0 for the nine months ended September 30, 2021 and 2020, respectively. Of the launch service revenue for the nine months ended September 30, 2021, $4.6 million was related to a single customer.

Engineering Services

Engineering services revenue contracts obligate the Company to provide primarily research and studies services that together are one distinct performance obligation; the delivery of engineering services. The Company elected to apply the “as-invoiced” practical expedient to such revenues, and as a result, will bypass estimating the variable transaction price. Revenue is recognized as control of the performance obligation is transferred over time to the customer. Engineering services revenue was $1.2 million and $1.4 million for the nine months ended September 30, 2021 and 2020, respectively.

Contract Balances

Contract assets are comprised of billed accounts receivable and unbilled receivables, which is the result of timing of revenue recognition, billings and cash collections. Amounts are generally billed as work progresses in accordance with agreed-upon milestones. The Company records accounts receivable when it has an unconditional right to consideration. Contract assets are classified as current if the invoice will be delivered to the customer within the succeeding 12-month period with the remaining recorded as long-term.

Contract liabilities primarily relate to small satellite launch operations and are recorded when cash payments are received or due in advance of performance. Cash payments for small satellite launch services are classified as customer deposits until enforceable rights and obligations exist, when such deposits also become nonrefundable. Customer deposits become nonrefundable and are recorded as non-current deferred revenue following the Company’s delivery of the conditions of carriage to the customer and execution of an informed consent. Non-current deferred revenue was $38.5 million and $23.5 million as of September 30, 2021 and December 31, 2020, respectively. Current deferred revenue was $0.8 million and $4.1 million as of September 30, 2021 and December 31, 2020, respectively.

Payment terms vary by customer and type of revenue contract. The Company generally expects that the period of time between payment and transfer of promised goods or services will be less than one year. In such instances, the Company has elected the practical expedient to not evaluate whether a significant financing component exists.

Remaining Performance Obligations

Remaining performance obligations are committed and represent non-cancellable contracted revenue that has not yet been recognized and will be recognized as revenue in future periods. Some contracts allow customers to cancel the contracts without a significant penalty if the Company’s launches are delayed beyond a specified period or if the Company does not achieve certain milestones, and the cancellable amount of contract value is not included in the remaining performance obligations.

As of September 30, 2021, the Company has four launch services and two engineering services revenue contracts for which it expects to transfer all remaining performance obligations to the customer by the fiscal year ending December 31, 2024 and December 31, 2022, respectively. The Company does not disclose information about remaining performance obligations for (a) contracts with an original expected length of one year or less, (b) revenues recognized at the amount at which it has the right to invoice for services performed, or (c) variable consideration allocated to wholly unsatisfied performance obligations. The remaining performance obligations of the three launch services and two engineering services revenue contracts met these exemptions.

Contract Costs

The Company has not incurred incremental costs of obtaining its contracts with customers.

The Company evaluates whether or not it should capitalize the costs of fulfilling a contract. Such costs would be capitalized when they are not within the scope of other standards and: (1) are directly related to a contract; (2) generate or enhance resources that will be used to satisfy performance obligations; and (3) are expected to be recovered.

The Company began capitalizing contract costs associated with specific launch services contracts with customers as the Company determined technological feasibility was reached upon the Company’s successful demo launch in January 2021. As of September 30, 2021, the Company recorded $2.7 million of contract costs, net in the condensed consolidated balance sheets.

Revenue Recognition

The Company recognizes revenue when control of the promised goods and services is transferred to its customers in an amount that reflects the consideration it expects to be entitled to in exchange for those services. The Company’s launch service revenue contracts have been fixed-price contracts. To the extent actual costs vary from the cost upon which the price was negotiated, the Company will generate variable levels of profit or could incur a loss.

Revenue is recognized net of any taxes collected from customers, which are subsequently remitted to governmental authorities.

Launch Services

Small satellite launch operations revenue is recognized for providing customer launch services. The Company’s launch service contracts generally consist of multiple launches with each launch being allocated a fixed price and identified as distinct performance obligations. Revenue for each launch service is recognized at a point in time when the performance obligation is complete, which is typically at the point of launch. The Company has yet to undertake first commercial spaceflight for paying small satellite customers and consequently have not generated any launch revenue as of December 31, 2020.

Engineering services revenue contracts obligate the Company to provide primarily research and studies services that together are one distinct performance obligation; the delivery of engineering services. The Company elected to apply the “as-invoiced” practical expedient to such revenues, and as a result, will bypass estimating the variable transaction price. Revenue is recognized as control of the performance obligation is transferred over time to the customer. Engineering services revenue was $2.0 million and $0.5 million for the years ended December 31, 2020 and 2019, respectively.

Bridge Ventilators

On April 30, 2020, the Company secured an Emergency Use Authorization from the U.S. Food and Drug Administration for its development of a new mass-producible bridge ventilator to help in the fight against the COVID-19 pandemic. The Company’s engineers consulted with the Bridge Ventilator Consortium, led by the University of California Irvine and the University of Texas at Austin, a group formed to span and nurture efforts to build producible, simple ventilators to aid in the COVID-19 crisis. As part of these efforts, Virgin Orbit contracted with the California Emergency Medical Services Authority. The Company has provided 600 units and recognized revenue related to these units for a total of $1.9 million revenue for the year ended December 31, 2020.

Contract Balances

Contract assets are comprised of billed accounts receivable and unbilled receivables, which is the result of timing of revenue recognition, billings and cash collections. Amounts are generally billed as work progresses in accordance with agreed-upon milestones. The Company records accounts receivable when it has an unconditional right to consideration. Contract assets are classified as current if the invoice will be delivered to the customer within the succeeding 12-month period with the remaining recorded as long-term.

Contract liabilities primarily relate to small satellite launch operations and are recorded when cash payments are received or due in advance of performance. Cash payments for small satellite launch services are classified as customer deposits until enforceable rights and obligations exist, when such deposits also become nonrefundable. Customer deposits become nonrefundable and are recorded as non-current deferred revenue following the Company’s delivery of the conditions of carriage to the customer and execution of an informed consent. Non-current deferred revenue was $23.5 million and $71.5 million as of December 31, 2020 and 2019, respectively. The decrease in non-current deferred revenue was primarily due to the cancellation of a launch service agreement (“LSA”) of the Company’s largest customer, OneWeb (refer to Note 12 — Commitments and Contingencies). Current deferred revenue was $4.1 million and $4.2 million as of December 31, 2020 and 2019, respectively.

Payment terms vary by customer and type of revenue contract. The Company generally expects that the period of time between payment and transfer of promised goods or services will be less than one year. In such instances, the Company has elected the practical expedient to not evaluate whether a significant financing component exists.

Remaining Performance Obligations

Remaining performance obligations are committed and represent non-cancellable contracted revenue that has not yet been recognized and will be recognized as revenue in future periods. Some contracts allow customers to cancel the contracts without a significant penalty if the Company’s launches are delayed beyond a specified period or if the Company does not achieve certain milestones, and the cancellable amount of contract value is not included in the remaining performance obligations.

As of December 31, 2020, the Company has two engineering services revenue contracts for which it expects to transfer all remaining performance obligations to the customer in the fiscal year ending

December 31, 2021. The Company does not disclose information about remaining performance obligations for (a) contracts with an original expected length of one year or less, (b) revenues recognized at the amount at which it has the right to invoice for services performed, or (c) variable consideration allocated to wholly unsatisfied performance obligations. The remaining performance obligations of the two engineering services revenue contracts met these exemptions

Contract Costs

The Company has not incurred incremental costs of obtaining its contracts with customers.

Costs incurred to fulfill contracts with customers are recorded to research and development expenses given the Company’s raw materials do not have alternative use and technological feasibility has not yet been attained as of December 31, 2020.

Cost of Revenue	Cost of Revenue

Cost of revenue related to launch services, engineering services and bridge ventilators consists of expenses related to materials and human capital, such as payroll and benefits. As the Company determined technological feasibility was reached upon the Company’s successful demo launch in January 2021, the Company began capitalizing costs for the production of the Company’s rockets for the nine months ended September 30, 2021, and has subsequently charged to cost of revenue the cost for rocket manufacturing including materials, labor and related mission launch costs including fuel, payroll and benefits for its launch and flight operations as well as the depreciation of the Company’s uniquely portable and reusable launch stage, Cosmic Girl (“Cosmic Girl”), facilities and equipment and other allocated overhead expenses. The costs of revenue were $25.4 million and $1.9 million for the nine months ended September 30, 2021 and 2020, respectively. During the nine months ended September 30, 2021, the depreciation expense of Cosmic Girl was charged to selling, general and administrative expense upon reaching technological feasibility.

Cost of Revenue

Cost of revenue related to engineering services and the bridge ventilators consist of expenses related to materials and human capital, such as payroll and benefits. There were no costs of revenue related to small satellite launch operations for the years ended December 31, 2020 or 2019. Once technological feasibility is reached, the Company will capitalize and subsequently charge to cost of revenue the cost for rocket manufacturing including materials, labor and related mission launch costs including fuel, payroll and benefits for its pilots and ground station crew and maintenance as well as the depreciation of the Company’s uniquely portable and reusable launch stage, Cosmic Girl (“Cosmic Girl”), facilities and equipment and other allocated overhead expenses, once placed into service. While the Company has made this conclusion, there is no impact to the consolidated financial statements as of December 31, 2020.

Selling, General and Administrative	Selling, General and Administrative

Selling, general and administrative expenses consist of personnel-related expenses related to general corporate functions, primarily including executive management and administration, finance and accounting, legal, business development, and government affairs, as well as certain allocated costs. Personnel-related expenses primarily include salaries and benefits. Allocated costs include costs related to information technology, facilities, human resources and safety. Personnel-related expenses also include allocated sustaining activities relating to launch operations and production processes support, including required launch system maintenance, updates and documentation.

Selling, General and Administrative

Selling, general and administrative expenses consist of human capital related expenses for employees involved in general corporate functions, including executive management and administration, accounting, finance, tax, legal, information technology, marketing and human resources including amounts charged by the Parent Company; and the portion of depreciation expense, maintenance and rent relating to facilities that support the selling, general and administrative functions, including the manufacturing warehouse in Long Beach, California, and equipment; professional fees and other general corporate costs. Human capital expenses primarily include salaries and benefits.

Research and Development	Research and Development

The Company conducts research and development activities to develop existing and future technologies that advance its LauncherOne rocket systems for small satellite launch services towards commercialization. Research and development activities include basic research, applied research, concept formulation studies, design, development, and related test program activities. Costs incurred for developing its rockets primarily include equipment, material, and labor. Costs incurred for performing test flights primarily include rocket engines and fuel. Research and development costs also include rent, maintenance, and depreciation of Cosmic Girl, facilities and equipment and other allocated overhead expenses. Upon reaching technological feasibility, the cost for the rocket manufacturing including materials, labor and related mission launch costs including fuel, payroll and benefits for its launch and flight operations as well as the depreciation of Cosmic Girl, will no longer be charged to research and development. The Company expensed all research and development costs as incurred of $36.0 million and $101.5 million for the nine months ended September 30, 2021 and 2020, respectively.

Research and Development

The Company conducts research and development activities to develop existing and future technologies that advance its spaceflight systems for small satellite launch services towards commercialization. Research and development activities include basic research, applied research, concept formulation studies, design, development, and related test program activities. Costs incurred for developing its LauncherOne rocket systems primarily include equipment, material, and labor. Costs incurred for performing test flights primarily include rocket engines and fuel. Research and development costs also include rent, maintenance, and depreciation of facilities and equipment and other allocated overhead expenses. The Company expenses all research and development costs as incurred and has not capitalized any rocket development costs to date. Once technological feasibility is achieved, the Company will capitalize the costs for rocket manufacturing any additional components of its LauncherOne rocket systems.

On November 5, 2019, VOUK Limited entered into a grant agreement with the U.K. Space Agency (“UKSA”) whereby the Company was awarded £7.35 million, or $9.5 million, in grant funding to design, develop and manufacture ground support equipment and conduct mission planning to enable the horizontal launch of small satellites from Spaceport Cornwall at Cornwall Airport Newquay. Government grants are recognized over the period in which the Company will incur the related costs the grant is intended to compensate. The Company records the grant when there is reasonable assurance that conditions attached to grant have been met and the grant will be received. Grant related income is recognized as a receivable for the compensation of costs in the period which it is receivable and deducted from related expenses. For the years ended December 31, 2020, and 2019, the Company recorded a grant reimbursement receivable of $2.1 million and $1.4 million, respectively, offset against research and development expenses in the accompanying consolidated statements of operations and comprehensive loss.

Other Income, net	Other Income, net

Other income, net consists of income that are not related to the Company’s primary operations, including interest income and miscellaneous non-operating items, such as income recognized from non-refundable deposits as a result of customer contract terminations, employee store merchandising and legal settlements. Other income, net also consists of changes in fair value of the Company’s equity investments. Refer to Note 14 — Investments in Noncontrolled Entity.

Other Income

Other income consists of sources of income that are not related to the Company’s primary operations, and include interest income earned on cash and cash equivalents held by the Company in interest bearing demand deposit accounts. Other income also includes miscellaneous non-operating items, such as Company employee store merchandising and legal settlements.

On March 27, 2020, the Company’s largest customer, OneWeb, filed for bankruptcy. On September 18, 2020, the LSA was cancelled during OneWeb’s bankruptcy process which resulted in the full termination of the LSA and released both parties’ performance rights and obligations under the LSA. Accordingly, in September 2020, the Company wrote-off $62.2 million of the non-refundable deposits paid towards the LSA which was historically recorded in deferred revenue, and recognized a corresponding increase in other income.

Investments	Investments

Investments in which the Company has no significant influence (generally less than a 20% ownership interest) or does not have the ability to exercise significant influence are accounted as financial assets. Equity securities with readily determinable fair market value are accounted for at fair value based on quoted market prices. Equity securities without readily determinable fair values are accounted for either at fair value or using the measurement alternative which is at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. All gains and losses on investments in equity securities are included in other income in the condensed consolidated statement of operations and comprehensive loss. Refer to Note 14 — Investments in Noncontrolled Entity.

Fair Value of Common Stock	Fair Value of Common Stock

The fair value of the Company’s common stock has historically been determined by its board of directors with the assistance of management and third-party valuation service providers. In the absence of a public trading market for its common stock, the Company develops an estimate of the fair value of its common stock based on the information known on the date of grant, upon a review of any recent events and their potential impact on the estimated fair value per common share, and in part on input from third-party valuations.

The Company’s common stock valuations were determined in accordance with the guidelines outlined in the American Institute of Certified Public Accountants Practice Aid, Valuation of Privately-Held- Company Equity Securities Issued as Compensation and Internal Revenue Code 409A (“IRC 409A”). The assumptions used to determine the estimated fair value of the Company’s common shares are based on numerous objective and subjective factors, combined with management’s judgment, including:

•        projected financial data provided by the Company;

•        capital market data on interest rates, yields and rates of return for various investments;

•        the history and nature of the Company’s business, the progress of the Company’s research and development efforts, the Company’s stage of development, business strategy and outlook;

•        the material risks related to the Company’s business and industry outlook;

•        the market performance of publicly-traded companies in comparable market sectors;

•        the degree of marketability for the Company’s common stock including contractual restrictions on transfer of the common stock; and

•        the likelihood of achieving a liquidity event for the Company’s preferred and common stockholders, given prevailing market conditions.

In determining the fair value of the Company’s common stock, the Company established the enterprise value of its business using the income approach. Under the income approach, forecasted cash flows are discounted to the present value at a risk-adjusted discount rate. The valuation analyses determine discrete free cash flows over multiple years based on forecasted financial information provided by the Company’s management and a terminal value for the residual period beyond the discrete forecast, which are discounted at a rate of return that accounts for both the time value of money and investment risk factors.

As the Company’s stockholders started to seriously consider going public as an exit alternative in the second quarter of 2021, the Company began applying the probability-weighted expected return method (“PWERM”) to determine the fair value of its common stock. The PWERM framework is a scenario-based methodology that estimates the fair value of common shares based upon an analysis of future values of the Company’s common stock, assuming various outcomes. The probability weightings assigned to certain potential exit scenarios were based on management’s expected near-term and long-term funding requirements and assessment of the most attractive liquidation possibilities at the time of the valuation. During this process, the Company assigned probability weightings to an alternative liquidation event scenario or the Transaction scenario. In the first scenario, the enterprise valuation was based on the Company’s alternative liquidation event to be completed in approximately one year with a valuation approach continued to be based on an income approach analysis with an option pricing model to determine the amount of aggregate equity value allocated to the Company’s common stock. In the second scenario, the enterprise valuation was based on the conversations held with external parties related to the expected Transaction assumed to be consummated in less than one year.

In all valuation methods and scenarios, a discount for lack of marketability (“DLOM”) was applied to arrive at a fair value of common shares. A DLOM was meant to account for the lack of marketability of shares that was not publicly traded.

Application of these approaches and methodologies involves the use of estimates, judgment and assumptions that are complex and subjective, such as those regarding the Company’s expected future revenue, expenses, operations and cash flows, discount rates, industry and economic outlook, and the probability of and timing associated with potential future events. Changes in any or all estimates and assumptions or the relationships between those assumptions impact the Company’s valuations as of each relevant valuation date and may have a material impact on the valuation of the Company’s common stock. Following the Transaction, it will not be necessary to determine the fair value of the Company’s business as the common stock will be traded in a public market.

Fair Value of Common Stock

The fair value of the Company’s common stock has historically been determined by its board of directors with the assistance of management and third-party valuation service providers. In the absence of a public trading market for its common stock, the Company develops an estimate of the fair value of its common stock based on the information known on the date of grant, upon a review of any recent events and their potential impact on the estimated fair value per common share, and in part on input from third-party valuations.

The Company’s common share valuations were determined in accordance with the guidelines outlined in the American Institute of Certified Public Accountants Practice Aid, Valuation of Privately-Held- Company Equity Securities Issued as Compensation and Internal Revenue Code 409A (“IRC 409A”). The assumptions used to determine the estimated fair value of the Company’s common shares are based on numerous objective and subjective factors, combined with management’s judgment, including:

•        projected financial data provided by the Company;

•        capital market data on interest rates, yields and rates of return for various investments;

•        the history and nature of the Company’s business, the progress of the Company’s research and development efforts, the Company’s stage of development, business strategy and outlook;

•        the material risks related to the Company’s business and industry outlook;

•        the market performance of publicly-traded companies in comparable market sectors;

•        the degree of marketability for the Company’s common stock including contractual restrictions on transfer of the common stock; and

•        the likelihood of achieving a liquidity event for the Company’s preferred and common stockholders, given prevailing market conditions.

In determining the fair value of the Company’s common stock, the Company established the enterprise value of its business using the income approach. Under the income approach, forecasted cash flows are discounted to the present value at a risk-adjusted discount rate. The valuation analyses determine discrete free cash flows over multiple years based on forecasted financial information provided by the Company’s management and a terminal value for the residual period beyond the discrete forecast, which are discounted at a rate of return that accounts for both the time value of money and investment risk factors.

In all valuation methods and scenarios, a discount for lack of marketability (“DLOM”) was applied to arrive at a fair value of common shares. A DLOM was meant to account for the lack of marketability of shares that was not publicly traded.

Application of these approaches and methodologies involves the use of estimates, judgment and assumptions that are complex and subjective, such as those regarding the Company’s expected future revenue, expenses, operations and cash flows, discount rates, industry and economic outlook, and the probability of and timing associated with potential future events. Changes in any or all estimates and assumptions or the relationships between those assumptions impact the Company’s valuations as of each relevant valuation date and may have a material impact on the valuation of the Company’s common stock. Segments

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s CODM is its Chief Executive Officer (“CEO”). The Company has determined that it operates in one operating segment and one reportable segment, as the CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources and evaluating financial performance.

Other Summary of Significant Accounting Policies	Other Summary of Significant Accounting Policies

There have been no significant changes from the significant accounting policies disclosed in Note 2 — Summary of Significant Accounting Policies of the Company’s audited consolidated financial statements as of and for the year ended December 31, 2020.

Principles of Consolidation	Principles of Consolidation

The accompanying consolidated financial statements include all entities controlled by the Company after reflecting the restructuring previously described.

Control exists when the Company has the power, directly or indirectly, to govern the financial and operating policies of an entity that most significantly impact the entity’s economic performance and the obligation to absorb losses or the right to receive the benefits from its activities that could potentially be significant to the entity. In assessing control, potential voting rights that are currently exercisable or convertible are taken into account. The accounts of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.

Restricted Cash	Restricted Cash

Restricted cash includes any cash deposits received from customers, that are contractually restricted for operational use until the launch service is provided or the deposits are refunded.

Accounts Receivable	Accounts Receivable

Accounts receivable are recorded at their net realizable value. The Company’s estimate for expected credit losses for outstanding accounts receivable are based on historical write-off experience, an analysis of the aging of outstanding receivables, customer payment patterns, and the establishment of specific reserves for customers in an adverse financial condition. Adjustments are made based upon the Company’s expectations of changes in macroeconomic conditions that may impact the collectability of outstanding receivables. The Company also considers current market conditions and reasonable and supportable forecasts of future economic conditions to inform adjustments to historical loss data. The Company reassesses the adequacy of estimated credit losses each reporting period. There was no allowance for uncollectible amounts and no write-offs as of and for the years ended December 31, 2020 and 2019. The Company does not have any off-balance sheet credit exposure related to its customers.

Prepayments			Prepayments Prepayments consist of prepaid rent, prepaid insurance, prepaid medical insurance, prepaid workers compensation and other general supplier prepayments.
Property, Plant and Equipment, Net	Property, Plant and Equipment, Net

Property, plant and equipment, net, including leasehold improvements, are stated at cost, less accumulated depreciation and amortization.

Depreciation on property, plant and equipment is calculated on a straight-line method over the estimated useful lives of the assets. Leasehold improvements are amortized over the shorter period of the estimated useful life or lease term.

The estimated useful lives for each class of property, plant and equipment are as follows:

Leasehold improvements	Shorter of the estimated useful life or lease term
Machinery and equipment	5 to 7 years
Aircraft	15 years
IT software and equipment	3 to 5 years

The Company incurs repairs and maintenance costs on major equipment, which is expensed as incurred. Assets disposed of or retired are removed from cost and accumulated depreciation accounts and any resulting gain or loss is reflected in the Company’s consolidated statements of operations and comprehensive loss.

Leases	Leases

The Company determines whether an arrangement contains a lease at inception. A lease is a contract that provides the right to control an identified asset for a period of time in exchange for consideration. For identified leases, the Company determines whether it should be classified as an operating or finance lease.

Leases are recorded in the balance sheet as right-of-use assets (“ROU assets”) and operating and finance lease obligations. ROU assets represent the Company’s right to use the underlying assets for the lease terms and lease obligations represent the Company’s obligations to make lease payments arising from the leases. ROU assets and lease obligations are recognized at the commencement date of the lease and measured based on the present value of lease payments over the lease term. When the discount rate implicit in the lease cannot be readily determined, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The incremental borrowing rate represents the rate of interest the Company would have to pay to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment. Because the Company does not generally borrow on a collateralized basis, the Company used incremental borrowing rates determined by a third-party valuation firm based on market yields for the respective lease terms.

The Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option in the measurement of its ROU assets and lease obligations. Lease expense for operating leases is recognized on a straight-line basis over the lease term. Amortization of finance lease assets is recognized over the lease term as operating expenses based on the nature of the leased asset. Interest expense on finance lease liabilities is recognized over the lease term in interest expense. The Company elected to exclude from its balance sheets recognition of leases having a term of 12 months or less after considering renewal terms (“short-term leases”). The Company accounts for lease and non-lease components separately.

Capitalized Software	Capitalized Software

The Company capitalizes certain costs associated with the development or purchase of internal-use software. The amounts capitalized are included in property, plant and equipment, net on the consolidated balance sheets and are amortized on a straight-line basis over the estimated useful life of the resulting software, which approximates 3 years.

Long-Lived Assets	Long-Lived Assets

Long-lived assets consist of property, plant and equipment, net and ROU assets and are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset to be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset to its carrying amount. The Company assesses impairment for asset groups, which represent a combination of assets that produce distinguishable cash flows. If the carrying amount of the long-lived asset is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined through various valuation techniques, including discounted cash flow models, quoted market values, and third-party independent appraisals, as considered necessary. The Company has not recorded any impairment charges during the years presented.

Depreciation on property, plant and equipment is calculated on a straight-line basis over the estimated useful lives of the assets. Leasehold improvements are amortized over the shorter period of the estimated useful life or lease term. The Company monitors conditions related to these assets to determine whether events and circumstances warrant a revision to the remaining depreciation period.

Other Noncurrent Assets			Other Noncurrent Assets Other noncurrent assets consist primarily of security deposits related to operating lease facilities.
Fair Value Measurements	Fair Value Measurements

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company estimates fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which is categorized in one of the following levels:

•        Level 1 inputs:    Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date;

•        Level 2 inputs:    Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability; and

•        Level 3 inputs:    Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

The carrying amounts included in the consolidated balance sheets under current assets and current liabilities approximate fair value because of the short maturity of these instruments.

The Company invested its restricted cash in money market funds that comprise only U.S. Treasury securities and are recognized at fair value. The estimated changes in fair values of the investments held in money market funds is not material.

Comprehensive Loss	Comprehensive Loss

Comprehensive loss represents all changes in equity other than transactions with owners. The Company’s comprehensive loss consists of net loss and foreign currency translation adjustments.

Interest Expense			Interest Expense Interest expense relates to finance lease obligations and the outstanding long-term debt due to Parent Company.
Concentrations of Credit Risks and Significant Vendors and Customers	Concentrations of Credit Risks and Significant Vendors and Customers

Financial instruments that potentially subject us to a significant concentration of credit risk consist primarily of cash and cash equivalents and of certificates of deposit. In respect of accounts receivable, the Company is not exposed to any significant credit risk to any single counterparty or any company of counterparties having similar characteristics.

Foreign Currency	Foreign Currency

The functional currency of the Company’s foreign subsidiary operating in the United Kingdom is the local currency. Assets and liabilities are translated to the United States dollar using the period-end rates of exchange. Revenue and expenses are translated to the United States dollar at average rates of exchange prevailing during the respective period. Translation adjustments resulting from this process are recorded as a component of accumulated other comprehensive income (loss) in the consolidated balance sheet and stockholders’ deficit.

Stock-Based Compensation	Stock-Based Compensation

The Company does not have a stock-based compensation plan. However, the Company’s controlled subsidiary, VOH, maintains stock-based compensation plans which include stock options and stock appreciation rights (“SARs”) for issuance to employees of the Company.

The Company estimates the fair value of stock based awards on the date of grant. The value of the portion of the grant that is ultimately expected to vest is recognized as expense during the requisite period. The Company has estimated the fair values for each option award as of the date of the grant using Black Scholes option pricing model. The options typically have a contractual term of 10 years. The stock options granted have an exercise price equal to the fair market value of the common stock on the grant date. The options generally vest over four years, the majority of which vest at a rate of 25% on the first anniversary of the grant date, with the remainder vesting ratably each month over the next three years. The Company has not recognized any compensation expense related to its SARs given the vesting of the SARs are contingent upon an initial public offering (“IPO”) or a change of control. Compensation expense for these performance based awards is not recorded until the performance condition is probable of being met, however, such performance conditions are generally not considered probable until they actually occur.

Non-Controlling Interests	Non-Controlling Interests

Non-controlling interests on the consolidated statements of operations and comprehensive loss represent the portion of a majority-owned subsidiary’s net income or loss that is attributed by non-controlling stockholders. Non-controlling interests on the consolidated balance sheets represent the portion of equity in a consolidated subsidiary owned by non-controlling stockholders.

Net Loss Per Share	Net Loss Per Share

Basic net loss per share is computed by dividing net loss attributable to common stockholder by the average number of common stock outstanding during the period. Diluted net loss per share is computed by giving effect to all potentially dilutive common stock equivalents to the extent they are dilutive. For purposes of this calculation, stock options and SARs are considered to be common stock equivalents but have been excluded from the calculation of diluted net loss per share attributable to common stockholders as their effect is antidilutive for all periods presented.